INVENTORIES (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	June 30, 2018	March 31, 2018
	$	$
Raw materials	124,795	237,443
Work in Progress	31,000	-
	155,795	237,443

	March 31,	March 31,
	2018	2017
	$	$
Raw Materials	237,443	119,985
Work in Progress	-	108,264
	237,443	228,249